Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
A. Cash flows from operating activities
Net loss	$ (5,883,554)	$ (41,183,419)	$ (34,277,251)	$ (62,032,076)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	215,136	510,608	1,001,621	740,422
Stock-based compensation		617,905	1,883,733	3,610,097
Impairment of balances with government authorities			3,875,767
Interest income		(546)
Change in fair value of preferred stock warrant		(420,245)	5,284,494	(420,245)
Change in fair value of convertible promissory note		995,456	(6,990,870)	944,727
Change in fair value of Senior Subordinated Convertible Promissory Notes		16,661,212	(3,448,845)	9,312,177
Change in fair value of derivative financial instrument		10,036,375	3,465,293	14,373,856
Note issue expenses		1,564,210
Interest on redeemable promissory note	1,467,623
Interest on finance leases	267,209
Other borrowing cost	12,719
Change in fair value of Unsecured Convertible Note	(970,020)		1,632,996
Discount on issue of Unsecured Convertible Note			632,595
SSCPN issue expenses			1,564,210	961,628
Gain on modification/termination of finance leases				(130,719)
(Gain)/Loss on sale and disposal of assets, net	(2,242)	84,093	82,640	311,375
(Gain)/Loss on sale and disposal of assets held for sale, net	(1,802)	1,385	207,706	(1,644,650)
Assets written off	93,740	40,014	90,750
Liabilities written back			(382)
Allowance for doubtful debts			13,869
Payable to customers written back	(13,153)
Provisions written off	(22,977)
Gain on liabilities written off		(388)
Amortization of operating lease right-of-use assets	5,859	16,802	28,427	54,930
Gain on troubled debt restructuring	(352,447)
Unrealized foreign currency exchange loss, net	539	2,556	4,943	7,820
Adjustments to reconcile net loss to net cash used in operating activities	(5,183,370)	(11,073,982)	(24,948,304)	(33,910,658)
Changes in operating assets and liabilities:
Decrease in Accounts receivable	90,105	32,327	33,030	(88,986)
Decrease in Balances with government authorities	72,603	9,520	(194,278)	84,059
Decrease in Prepaid expenses	905,930	627,694	(872,639)	(700,318)
Decrease in Other current assets	167,751	71,572	181,699	150,220
Increase in Accounts payables	1,758,382	81,883	3,587,669	707,572
Increase/ (Decrease) in Other current liabilities	5,697	(150,104)	43,153	(3,063,954)
(Decrease)/Increase in Pension and other employee obligations	(190,635)	83,303	27,192	72,689
(Decrease)/Increase in Contract liabilities	(123,031)	103,647	(56,670)	479,859
Net cash used in operating activities	(2,496,568)	(10,214,140)	(22,199,148)	(36,269,517)
B. Cash flows from investing activities
Purchase of property, plant and equipment, including intangible assets and capital advances		(85,794)	(108,158)	(88,629)
Payment towards investments in fixed deposits		(127,088)	(168,761)	(102,140)
Proceeds from sale of property, plant and equipment	14,314		(34,571)	7,160
Proceeds from sale of asset held for sale	6,589	68,925	121,315	4,035,418
Proceeds from maturity of investments in fixed deposits	363,922	70,231	190,989	52,322
Interest received on fixed deposits		546
Net cash generated/(used) in investing activities	384,825	(73,180)	814	3,904,131
C. Cash flows from financing activities
Proceeds from issue of Senior Subordinated Convertible Promissory Notes		13,175,026	13,175,025	8,109,954
Proceeds from issue of Convertible Promissory Note				10,000,000
Proceeds from issue of Unsecured Convertible Note			7,802,010
Proceeds from debt			1,078,050
Payment of unsecured promissory note			(1,231,368)
Payment of notes issuance cost		(1,564,210)	(2,836,626)
Proceeds from merger			5,770,630
Proceeds from issue of redeemable promissory notes	3,000,000
Payment of redeemable promissory note issue expenses	(491,500)		(1,564,210)	(961,628)
Repayment of debt	(1,249,505)	(773,650)	(1,464,539)	(5,942,961)
Principal payment of finance lease obligation		(234,267)	(526,959)	(1,618,551)
Net cash generated from financing activities	1,258,995	10,602,899	20,202,013	9,586,814
Net increase in cash and cash equivalents	(852,748)	315,579	(1,996,321)	(22,778,572)
Effect of foreign exchange on cash and cash equivalents.	(29,190)	(155,777)	(194,276)	(318,478)
Beginning of period	1,496,144	3,686,741	3,686,741	26,783,791
End of period	614,206	3,846,543	1,496,144	3,686,741
Reconciliation of cash and cash equivalents to the Condensed Consolidated Balance Sheets
Cash and cash equivalents	614,206	3,846,543	1,496,144	3,686,741
Total cash and cash equivalents	614,206	3,846,543	1,496,144	3,686,741
Supplemental disclosures of cash flow information
Cash refund/(paid) for income taxes	392	(28,223)
Cash paid for income taxes			(95,839)	(100,845)
Interest paid on debt	(145,989)	(216,715)	(431,136)	(690,575)
Supplemental disclosures of non-cash investing and financing activities:
Issue of Common Stock upon conversion of Senior Subordinated Convertible Promissory Notes			27,148,313
Non-cash liabilities assumed in the Reverse Recapitalization			17,100,000
Warrants issued on completion of Reverse Recapitalization			7,538,708
Issue of common stock upon conversion of convertible promissory notes			3,953,856
Assumption of Unsecured promissory note on Reverse Recapitalization			3,259,208
Issue of Common Stock to vendors against services			1,952,000
Issue of Common Stock upon conversion of warrants			$ 31
Issue of Common Stock upon conversion of Unsecured Convertible Note	2,324,683
Issue of Warrants to redeemable promissory note holders	2,047,925
Conversion of unsecured promissory note into equity (shares pending issuance)	2,027,840
Issue of Warrants to placement agents	418,157
Gain on troubled debt restructuring with the lenders	$ 115,999